Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	12 Months Ended	14 Months Ended
	Apr. 16, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
DGI U.S. Government Money Market Fund | Class A Withholding
Account Value [Line Items]
Line Graph and Table Measure Name			DGI U.S. Government Money Market Fund - Class A Withholding
Accumulated Value	$ 10,000	$ 10,069		$ 10,363
DGI U.S. Government Money Market Fund | Class A Non-Withholding
Account Value [Line Items]
Line Graph and Table Measure Name			DGI U.S. Government Money Market Fund - Class A Non-Withholding
Accumulated Value	10,000	10,069		10,363
DGI U.S. Government Money Market Fund | Class I Withholding
Account Value [Line Items]
Line Graph and Table Measure Name			DGI U.S. Government Money Market Fund - Class I Withholding
Accumulated Value	10,000	10,069		10,363
DGI U.S. Government Money Market Fund | Class I Non-Withholding
Account Value [Line Items]
Line Graph and Table Measure Name			DGI U.S. Government Money Market Fund - Class I Non-Withholding
Accumulated Value	$ 10,000	$ 10,069		$ 10,363